CGM
Focus Fund

3rd Quarterly Report
June 30, 1998

A No-Load Fund

[Logo]     Investment Adviser
           Capital Growth Management
           Limited Partnership

To Our Shareholders:
--------------------------------------------------------------------------------

CGM Focus Fund decreased -0.3% during the second quarter of 1998 compared to the unmanaged Standard and Poor's 500 Index which grew +3.3%. For the first six months of the year, CGM Focus Fund returned +14.9% and the unmanaged S&P 500 Index, 17.7%.

The U.S. economy is still strong: First quarter Gross Domestic Product grew at a very high 5.4% annual rate and, although second quarter numbers are expected to come in much lower, the pace continues to be brisk and appears sustainable. Inflation, as measured by the Consumer Price Index, remains low, thanks largely to commodity prices which have been falling for most of this year and also, to economic problems in Asia. Corporate profit margins are slightly narrower than at the end of the first quarter and in a few cases, companies have reported poor results with most of the blame going to the Asian crisis.

At this point, Asia poses the greatest threat to ongoing economic peace of mind in the U.S. The Asian recession is far worse than estimated last fall and it appears that recovery will be slower in coming than originally anticipated. Additionally, the Japanese economy is in trouble and the weak Yen puts additional pressure on prices in neighboring countries. Commerce with Asia--minus Japan--represents but a small portion of the total U.S. economy so the principal effect of the recession has been to force prices down, but only on some of our goods. On one hand, lower prices have a favorable influence on our rate of inflation; on the other, the situation is very disruptive to the companies affected. As for the good news, the economic outlook of our far more significant trading partners in Europe is improving.

In the U.S. equity markets, one of the dominant drivers of higher prices has been the decline in long-term interest rates. One year ago, the long government bond traded at a 6.6% yield; today it trades at 5.6%. The S&P 500 Index is now at 1,140, or 25 times the estimated 1998 per share earnings of companies in the index. Historically, this ratio is on the high side of equity pricing. Even higher prices are harder to imagine unless long term rates continue to decline.

CGM Focus Fund holds important positions in the retail industry as well as in housing and building materials companies and in electronic and communications equipment concerns. The Fund's three largest holdings are Finish Line, Inc., Nokia Corporation and NCI Building Systems Inc.


                               /s/ Robert L. Kemp

                               Robert L. Kemp
                               President

July 1, 1998

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Period Ended June 30, 1998

                                               CGM Focus
                                                 Fund
                                               ---------
6 Months.....................................    14.9%
3 Months.....................................    -0.3%

The Fund's total return since inception (September 3, 1997) through June 30, 1998 is +7.8%. The adviser has agreed to limit the Fund's total operating expenses to 1.20% of its average net assets through December 31, 1998. Otherwise, the Fund's total return since inception, and for the six-month and three-month periods ended June 30, 1998, would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENTS as of June 30, 1998
(unaudited)

COMMON STOCKS -- 100.1% OF TOTAL NET ASSETS

                                                           Shares       Value(a)
Airlines -- 10.8%
     Alaska Air Group, Inc. (b) ....................       145,000   $ 7,911,562
     Eagle USA Airfreight, Inc. (b) ................       250,000     8,671,875
                                                                     -----------
                                                                      16,583,437
                                                                     -----------

Automotive & Related -- 3.3%
     Strattec Security Corp. (b) ...................       170,000     5,121,250
                                                                     -----------

Banks -- Regional -- 5.2%
     Genlyte Group, Inc. (b) .......................       304,000     8,056,000
                                                                     -----------

Electronic and Communication Equipment -- 11.2%
     Nokia Corporation ADR (c) .....................       136,000     9,868,500
     Superior TeleCom Inc. .........................       179,000     7,450,875
                                                                     -----------
                                                                      17,319,375
                                                                     -----------

Freight Transportation -- 5.4%
     Airborne Freight Corporation ..................       240,000     8,385,000
                                                                     -----------

Hotels and Restaurants -- 1.6%
     CKE Restaurants, Inc. .........................        58,000     2,392,500
                                                                     -----------

Heavy Capital Goods -- 5.3%
     Navistar International Corporation (b) ........       283,000     8,171,625
                                                                     -----------

Housing and Building Materials -- 11.0%
     Beazer Homes USA, Inc. (b) ....................        40,000     1,037,500
     Kaufman & Broad Home Corp. ....................       240,000     7,620,000
     NVR, Inc. (b) .................................       203,000     8,335,687
                                                                     -----------
                                                                      16,993,187
                                                                     -----------

Insurance -- 2.3%
     Annuity and Life RE Holdings (b) ..............       163,050     3,607,481
                                                                     -----------

Leisure -- 4.1%
     Coachman Industries, Inc. .....................       242,000     6,322,250
                                                                     -----------

Miscellaneous -- 16.8%
     National R V Holdings, Inc. (b) ...............       200,000     9,025,000
     NCI Building Systems, Inc. (b) ................       167,000     9,644,250
     Russ Berrie & Company, Inc. ...................       287,000     7,175,000
                                                                     -----------
                                                                      25,844,250
                                                                     -----------

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENTS as of June 30, 1998 (continued)
(unaudited)

COMMON STOCKS -- (continued)

                                                                                                    Shares         Value(a)
Retail -- 18.6%
     American Eagle Outfitters (b) ........................................................         231,000     $  8,907,938
     Ames Department Stores, Inc. (b) .....................................................         350,000        9,209,375
     Finish Line, Inc. (b) ................................................................         375,000       10,546,875
      .....................................................................................                     ------------
                                                                                                                  28,664,188
                                                                                                                ------------

Textile and Apparel -- 4.5%
     Timberland Company (b) ...............................................................          97,000        6,977,938
                                                                                                                ------------
TOTAL COMMON STOCKS (Identified Cost $141,466,807) ........................................                      154,438,481
                                                                                                                ------------

                                                                                                     Face
                                                                                                    Amount
SHORT-TERM INVESTMENT -- 0.2%
     American Express Credit Corporation, 5.95% 7/01/98 (Cost $340,000) ...................        $340,000          340,000
                                                                                                                ------------
TOTAL INVESTMENTS -- 100.3% (Identified Cost $141,806,807) (c) ............................                      154,778,481
                                                                                                                ------------
     Cash, receivables and other assets ...................................................                        1,810,371
     Liabilities ..........................................................................                       (2,248,293)
                                                                                                                ------------
TOTAL NET ASSETS -- 100.0% ................................................................                     $154,340,559
                                                                                                                ============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) Federal Tax Information: At June 30, 1998 the net unrealized appreciation on investments based on cost of $141,806,807 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over
      tax cost ............................................................................................      $15,699,820
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost
      over value ..........................................................................................       (2,728,146)
                                                                                                                ------------
    Net unrealized appreciation ...........................................................................      $12,971,674
                                                                                                                ============

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1998
(unaudited)

Assets
 Investments at value
  (Identified cost -- $141,806,807).........................       $154,778,481
 Cash.......................................................              1,911
 Receivable for:
  Securities sold..............................   $1,533,699
  Shares of the Fund sold......................      198,856
  Dividends and interest.......................           56          1,732,611
                                                  ----------
 Unamortized organizational expenses........................             75,849
                                                                   ------------
                                                                    156,588,852
                                                                   ------------
Liabilities
 Payable for:
  Securities purchased.........................   $1,914,853
  Shares of the Fund
   redeemed....................................      174,917          2,089,770
                                                  ----------
 Accrued expenses:
  Management fees..............................      106,252
  Trustees' fees...............................        6,124
  Accounting and
   Administrative fees.........................          833
  Other expenses...............................       45,314            158,523
                                                  ----------       ------------
                                                                      2,248,293
                                                                   ------------
Net Assets..................................................       $154,340,559
                                                                   ============
 Net Assets consist of:
  Capital paid-in...........................................       $151,031,228
  Undistributed net investment loss.........................           (280,093)
  Accumulated net realized loss.............................         (9,382,250)
  Unrealized appreciation on
   investments -- net.......................................         12,971,674
                                                                   ------------
Net Assets..................................................       $154,340,559
                                                                   ============
 Shares of beneficial interest
  outstanding, no par value.................................         14,314,240
                                                                   ============
 Net asset value per share*.................................             $10.78
                                                                         ======

*Shares of the Fund are sold and redeemed at net asset value
($154,340,559 / 14,314,240).

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1998
(unaudited)

Investment Income
 Income
  Dividends (net of withholding tax
   and dividends on securities sold
   short of $27,198) .....................................          $   387,188
  Interest ...............................................              145,503
                                                                    -----------
                                                                        532,691
                                                                    -----------
Expenses
 Management fees .........................................              677,320
 Trustees' fees ..........................................               12,150
 Accounting and Administration ...........................                5,000
 Custodian ...............................................               34,800
 Transfer agent ..........................................              113,100
 Audit and tax services ..................................               12,000
 Legal ...................................................               14,700
 Printing ................................................               17,790
 Registration ............................................               31,230
 Amortization of organization expense ....................                9,003
 Line of Credit commitment fee ...........................               12,534
 Miscellaneous ...........................................                  298
                                                                    -----------
                                                                        939,925
Less expenses assumed by the
 investment adviser ......................................             (127,141)
                                                                    -----------
Net investment loss ......................................             (280,093)
                                                                    -----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized gain on investments -- net .....................            5,612,845
 Unrealized appreciation -- net ..........................           11,256,907
                                                                    -----------
 Net gain on investments .................................           16,869,752
                                                                    -----------
Net Decrease in Assets from
 Operations ..............................................          $16,589,659
                                                                    ===========

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months       For the Period
                                                                                           Ended       September 3, 1997*
                                                                                       June 30, 1998         through
                                                                                        (unaudited)     December 31, 1997
                                                                                      --------------   -------------------
From Operations
  Net investment loss ............................................................    $   (280,093)        $  (185,649)
  Net realized gain (loss) from investments ......................................       5,612,845         (14,995,095)
  Unrealized appreciation ........................................................      11,256,907           1,714,768
                                                                                      ------------         -----------
    Decrease in net assets from operations .......................................      16,589,659         (13,465,976)
                                                                                      ------------         -----------

From Capital Share Transactions
  Proceeds from sale of shares ...................................................      61,660,479         124,907,984
  Cost of shares redeemed ........................................................     (22,695,576)        (12,656,011)
                                                                                      ------------         -----------
    Increase in net assets derived from capital share transactions................      38,964,903         112,251,973
                                                                                      ------------         -----------
  Total increase in net assets ...................................................      55,554,562          98,785,997

Net Assets
  Beginning of period ............................................................      98,785,997                  --
                                                                                      ------------         -----------
  End of period (including undistributed net investment loss of
    ($280,093) and $0, respectively) .............................................    $154,340,559         $98,785,997
                                                                                      ============         ===========
Number of shares of the Fund:
  Issued from sale of shares .....................................................       5,922,803          11,858,670
  Redeemed .......................................................................      (2,143,333)         (1,323,900)
                                                                                      ------------         -----------
  Net Change .....................................................................       3,779,470          10,534,770
                                                                                      ============         ===========


*Commencement of operations.

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                      Six Months         For the Period
                                                                                         Ended        September 3, 1997(c)
                                                                                     June 30, 1998           through
                                                                                      (unaudited)       December 31, 1997
                                                                                     -------------    --------------------
For a share of the Fund outstanding throughout the period:
Net asset value at the beginning of period .........................................     $ 9.38              $10.00
                                                                                         ------              ------
Net investment loss(a) .............................................................      (0.02)              (0.02)(f)
Net realized and unrealized gain (loss) on investments .............................       1.42               (0.60)
                                                                                         ------              ------
Net increase (decrease) in net asset value .........................................       1.40               (0.62)
                                                                                         ------              ------
Net asset value at end of period ...................................................     $10.78              $ 9.38
                                                                                         ======              ======

Total Return (%)(b) ................................................................       14.9(d)            -6.20(d)

Ratios:
Operating expenses to average net assets (%) .......................................       1.20(e)             1.20(e)
Operating expenses to average net assets before expense limitation (%) .............       1.39(e)             1.63(e)
Net loss to average net assets (%) .................................................      -0.41(e)            -0.83(e)
Portfolio turnover (%) .............................................................        401(e)              330(e)
Net assets at end of period (in thousands) .........................................   $154,341             $98,786

(a) Net of reimbursement which amounted to .........................................      $0.01               $0.01

(b) The total return would have been lower had certain expenses not been reduced during the period
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.
(f) Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- June 30, 1998
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. Federal income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1997 there were capital loss carryovers available to offset future realized gains of approximately $13,022,000 expiring in the year 2005.

D. Dividends and distributions to shareholders -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. Organization expense -- Costs incurred in 1997 in connection with the Fund's organization and registration amounting to $90,771 have been paid by the Fund. These costs are being amortized over 60 months beginning September 3, 1997.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- (continued)
(unaudited)

F. Short Sales -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. At June 30, 1998 there were no outstanding short sales.

2. Purchases and Sales of Securities -- For the period ended June 30, 1998, purchases and sales of securities other than United States government obligations and short-term investments aggregated $303,070,192 and $260,077,613, respectively. There were no purchases or sales of United States government obligations.

3.    A.    Management Fees -- During the period ended June 30, 1998, the Fund incurred management fees of $677,320, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
            (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion. CGM waived a portion of its fee.
            See Note 4.

      B. Trustees Fees and Expenses -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund was responsible for $527. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. Expense Limitation -- Until December 31, 1998 and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.20% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $127,141 of its management fee. The Fund incurred operating expenses of $812,784, representing 1.20% of the average daily net assets.

5. Line of Credit -- The Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 1998.

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:

o Account Procedures and Status

o Redemptions

o Exchanges
  Call 800-343-5678

o New Account Procedures

o Prospectuses

o Performance
  Call 800-345-4048

--------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
--------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR298                                                        Printed in U.S.A.